Schedule of Weighted-Average Assumptions Used for Grants Under the Fixed Option Plan (Details)	Dec. 31, 2023	Dec. 31, 2022
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	0.0404	0.0268
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Average expected life	6 years 4 months 2 days	5 years
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	0.544	0.345